Subsequent events (Details) - Acquisition of investments € in Billions	Jul. 06, 2026 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	40.00%
Value of Client Invested Assets	€ 19